Expense Example - Grayscale Bitcoin Covered Call ETF [Member]	Mar. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	$ 211